Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Deferred Revenue

$
Deferred revenue proceeds	2,594,000
Accretion	36,556
Foreign exchange adjustment	(48,437)
Balance as at December 31, 2020	2,582,119